Time charter revenues and related contract balances - Direct financing lease receivable and unguaranteed residual value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
Direct financing lease
Minimum lease payments	$ 589,074	$ 589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,824	297,824
Principal repayment and amortization	(18,920)	(21,145)
Allowance for credit loss	0	(96)
Net investment in direct financing lease at period end	278,904	276,583
Less: Current portion	(4,551)	(4,756)
Long term net investment in direct financing lease	274,353	271,827
Net investment in direct financing lease consists of:
Financing lease receivable	240,000	235,906
Unguaranteed residual value	38,904	40,677
Net investment in direct financing lease at period end	278,904	$ 276,583
Impairment losses for financing lease	$ 0